Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Additions to property, plant and equipment (cash flow)
Current year additions	R 2,720	R 6,992	R 1,112
Adjustments for non-cash items	(1,491)	(6,278)	(722)
Adjustments for non-cash items, movement in environmental provisions capitalised	(1,387)	(178)	(324)
Adjustments for non-cash items, movement in long-term debt	(104)	(6,100)
Adjustments for non-cash items, other non-cash movements			(398)
Per the statement of cash flows	R 1,229	714	R 390
Air separation unit
Additions to property, plant and equipment (cash flow)
Current year additions		3,400
Lake Charles Chemicals Project
Additions to property, plant and equipment (cash flow)
Current year additions		R 1,800